AMG Beutel Goodman Core Plus Bond Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2024
	Principal Amount	Value
Corporate Bonds and Notes - 37.2%
Financials - 13.1%
Air Lease Corp. 5.850%, 12/15/27	$1,000,000	$1,021,722
Avolon Holdings Funding, Ltd. (Cayman Islands) 3.250%, 02/15/27[1]	1,000,000	928,695
Bank of America Corp.
(4.376% to 04/27/27 then SOFR + 1.580%), 4.376%, 04/27/28[2,3]	3,000,000	2,941,316
(5.872% to 09/15/33 then SOFR + 1.840%), 5.872%, 09/15/34[2,3]	1,000,000	1,047,147

Bank of Montreal (Canada) (3.803% to 12/15/27 then USD Swap 5 year + 1.432%), 3.803%, 12/15/32[2,3]	1,785,000	1,657,900
The Bank of Nova Scotia (Canada) (8.000% to 01/27/29 then U.S. Treasury Yield Curve CMT 5 year + 4.017%), 8.000%, 01/27/84[2,3]	1,000,000	1,015,842
Federation des Caisses Desjardins du Quebec (Canada) 5.250%, 04/26/29[1]	2,000,000	2,018,505
Intact Financial Corp. (Canada) 5.459%, 09/22/32[1]	2,000,000	2,015,012
Morgan Stanley (6.296% to 10/18/27 then SOFR + 2.240%), 6.296%, 10/18/28[2,3]	1,500,000	1,568,516
The Toronto-Dominion Bank (Canada) (8.125% to 10/31/27 then U.S. Treasury Yield Curve CMT 5 year + 4.075%), 8.125%, 10/31/82[2,3]	2,325,000	2,414,813

Total Financials		16,629,468
Industrials - 19.0%
Albertsons Cos. Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 6.500%, 02/15/28[1,4]	1,000,000	1,010,855
American Airlines Inc/AAdvantage Loyalty IP, Ltd. 5.500%, 04/20/26[1]	1,875,000	1,854,396
Burlington Northern Santa Fe LLC 4.450%, 01/15/53	500,000	457,685
Canadian National Railway Co. (Canada) 6.125%, 11/01/53[4]	500,000	588,409
Canadian Pacific Railway Co. (Canada) 7.125%, 10/15/31[4]	600,000	681,061
Coca-Cola Femsa SAB de CV (Mexico) 2.750%, 01/22/30	1,000,000	906,380
Columbia Pipelines Holding Co. LLC 5.681%, 01/15/34[1]	2,000,000	2,006,510
Columbia Pipelines Operating Co. LLC 6.544%, 11/15/53[1]	1,000,000	1,098,163
Delta Air Lines, Inc. 7.000%, 05/01/25[1]	500,000	509,179
	Principal Amount	Value

Delta Air Lines, Inc./SkyMiles IP, Ltd. 4.750%, 10/20/28[1]	$1,000,000	$984,748
Element Fleet Management Corp. (Canada) 6.271%, 06/26/26[1]	1,000,000	1,018,074
Enbridge, Inc. (Canada) Series NC5 (8.250% to 01/15/29 then U.S. Treasury Yield Curve CMT 5 year + 3.785%), 8.250%, 01/15/84[2,3]	2,000,000	2,070,179
Ford Credit Canada Co. (Canada) 7.000%, 02/10/26[5]	2,000,000	1,528,878
Hyundai Capital America 6.250%, 11/03/25[1]	1,000,000	1,016,300
JBS USA LUX, S.A./JBS USA Food Co./JBS Luxembourg S.A.R.L 6.750%, 03/15/34[1]	500,000	526,260
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd. 6.500%, 06/20/27[1]	1,487,500	1,489,726
OAS Finance, Ltd. (Virgin Islands, British)
8.875%, 03/01/24[3,6,7,8]	600,000	0
8.875%, 03/04/24[1,3,6,7,8]	400,000	0

Organon & Co/Organon Foreign Debt Co. Issuer, B.V. 4.125%, 04/30/28[1]	1,000,000	914,950
Penske Truck Leasing Co. LP/PTL Finance Corp. 6.200%, 06/15/30[1]	1,000,000	1,051,401
Pilgrim's Pride Corp. 6.250%, 07/01/33	500,000	510,415
Suncor Energy, Inc. (Canada) 7.150%, 02/01/32	400,000	446,729
T-Mobile USA, Inc. 5.750%, 01/15/34[4]	980,000	1,032,489
TTX Co. 5.500%, 09/25/26[1]	2,000,000	2,027,912
Vodafone Group PLC (United Kingdom) 7.875%, 02/15/30	450,000	518,056

Total Industrials		24,248,755
Utilities - 5.1%
Consolidated Edison Co. of New York, Inc. 6.150%, 11/15/52	1,000,000	1,125,459
Duke Energy Progress LLC 5.350%, 03/15/53	1,000,000	1,000,019
The East Ohio Gas Co. 3.000%, 06/15/50[1]	1,700,000	1,092,639
Florida Power & Light Co. 2.875%, 12/04/51	1,500,000	1,015,989
Tampa Electric Co. 3.625%, 06/15/50	1,475,000	1,089,063

AMG Beutel Goodman Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Utilities - 5.1% (continued)
Tucson Electric Power Co. 4.000%, 06/15/50	$1,425,000	$1,117,079

Total Utilities		6,440,248

Total Corporate Bonds and Notes (Cost $49,546,517)		47,318,471
Mortgage-Backed Securities - 3.3%
Citigroup Commercial Mortgage Trust Series 2019-GC43, Class A2 2.982%, 11/10/52	514,000	497,546
Commercial Mortgage Pass Through Certificates
Series 2015-LC23, Class C 4.697%, 10/10/48[3]	585,000	549,369
Series 2016-CR28, Class C 4.759%, 02/10/49[3]	726,000	650,429

CSAIL Commercial Mortgage Trust Series 2017-CX10, Class B 3.892%, 11/15/50[3]	506,000	446,840
GSCG Trust Series 2019-600C, Class D 3.764%, 09/06/34[1]	862,000	181,020
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class C 4.632%, 09/15/47[3]	330,824	315,876
Series 2014-C25, Class C 4.580%, 11/15/47[3]	450,000	374,588
Series 2015-C33, Class C 4.790%, 12/15/48[3]	670,000	589,044

JPMDB Commercial Mortgage Securities Trust Series 2020-COR7, Class C 3.846%, 05/13/53[3]	496,000	325,764
Wells Fargo Commercial Mortgage Trust Series 2019-C49, Class C 4.866%, 03/15/52[3]	350,000	328,594

Total Mortgage-Backed Securities (Cost $5,491,007)		4,259,070
Municipal Bonds - 0.3%
California State General Obligation, School Improvements, Build America Bonds 7.550%, 04/01/39	330,000	417,214

Total Municipal Bonds (Cost $463,609)		417,214
U.S. Government and Agency Obligations - 52.5%
Fannie Mae - 11.1%
FNMA,
2.000%, 03/01/52	1,636,993	1,319,868
2.140%, 10/01/29	7,000,000	6,230,861
2.260%, 01/01/30	3,200,000	2,837,710
3.000%, 03/01/45	601,609	543,101
3.500%, 12/01/31 to 01/01/32	192,710	185,976
4.000%, 09/01/31 to 06/01/42	59,333	57,422
	Principal Amount	Value

FNMA REMICS,
Series 2010-156, Class ZC 4.000%, 01/25/41	$445,014	$370,958
Series 2011-121, Class JP 4.500%, 12/25/41	47,554	46,790
Series 2012-127, Class PA 2.750%, 11/25/42	546,036	501,476
Series 2012-31, Class Z 4.000%, 04/25/42	708,603	677,213
Series 2015-9, Class HA 3.000%, 01/25/45	1,414,776	1,331,401

Total Fannie Mae		14,102,776
Freddie Mac - 2.3%
FHLMC, 3.000%, 04/01/47	811,269	728,995
FHLMC Gold,
3.000%, 07/01/45 to 08/01/45	1,717,652	1,549,336
3.500%, 10/01/42	205,294	189,154
4.000%, 10/01/41	17,217	16,134
5.000%, 07/01/35	6,463	6,531
FHLMC REMICS,
Series 2909, Class Z 5.000%, 12/15/34	70,490	70,708
Series 3626, Class AZ 5.500%, 08/15/36	43,819	44,364
Series 3792, Class SE 9.631% minus 2 times 1 month SOFR, Cap 9.860%, Floor 0.000%), 0.000%, 01/15/41[3]	18,651	11,947
Series 3872, Class BA 4.000%, 06/15/41	11,167	10,820
Series 3894, Class ZA 4.500%, 07/15/41	22,765	22,337
Series 3957, Class HZ 4.000%, 11/15/41	316,947	303,093

Total Freddie Mac		2,953,419
Ginnie Mae - 0.2%
GNMA,
Series 2004-35, Class SA (31.756% minus 6.5 times 1 month SOFR, Cap 32.500%, Floor 0.000%), 0.000%, 03/20/34[3]	7,124	7,127
Series 2009-32, Class ZE 4.500%, 05/16/39	81,664	80,320
Series 2009-35, Class DZ 4.500%, 05/20/39	89,752	87,961
Series 2009-75, Class GZ 4.500%, 09/20/39	87,352	86,762

Total Ginnie Mae		262,170
U.S. Treasury Obligations - 38.9%
U.S. Treasury Notes,
1.875%, 02/15/32	400	344
2.750%, 05/31/29	11,835,000	11,185,000
3.500%, 02/15/33	17,225,000	16,638,946
3.875%, 08/15/33	10,135,000	10,074,823
4.125%, 01/15/27	620,000	619,855
4.500%, 11/15/33	2,758,000	2,879,955

AMG Beutel Goodman Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

U.S. Treasury Obligations - 38.9% (continued)
U.S. Treasury Bonds,
1.875%, 02/15/41	$4,055,000	$2,870,655
3.000%, 08/15/52	5,404,000	4,285,414
3.625%, 05/15/53	645,000	579,593
4.125%, 08/15/53	455,000	447,393

Total U.S. Treasury Obligations		49,581,978

Total U.S. Government and Agency Obligations (Cost $68,101,335)		66,900,343
Floating Rate Senior Loan Interests - 1.7%
Industrials - 1.7%
Mileage Plus Holdings LLC, Initial Term Loan, (3 month SOFR + 5.400%), 10.800%, 06/21/27[3]	2,100,000	2,162,045

Total Floating Rate Senior Loan Interests (Cost $2,189,120)		2,162,045

Shares
Common Stocks - 0.0%#
Consumer Discretionary - 0.0%#
Foresight Energy, LLC*,7 (Cost $165,688)	202	2,939

Principal Amount
Short-Term Investments - 5.7%
Joint Repurchase Agreements - 1.2%
Daiwa Capital Markets America, dated 01/31/24, due 02/01/24, 5.340% total to be received $567,938 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 1.500% - 7.500%, 12/12/25 - 02/01/54, totaling $579,211)	$567,854	567,854
	Principal Amount	Value

Deutsche Bank Securities, Inc., dated 01/31/24, due 02/01/24, 5.320% total to be received $1,000,148 (collateralized by various U.S. Government Agency Obligations, 2.000% - 6.000%, 09/15/39 - 10/20/62, totaling $1,020,000)	$1,000,000	$1,000,000

Total Joint Repurchase Agreements		1,567,854
Commercial Paper - 4.4%
Bank of Montreal, 5.501%, 05/23/24[9]	2,370,000	2,330,328
Epcor, 5.457%, 02/05/24[9]	965,000	964,415
Farm Credit, 5.323%, 02/29/24[9]	2,280,000	2,270,600
PSP Capital, 5.372%, 03/15/24[9]	30,000	29,810

Total Commercial Paper		5,595,153

	Shares
Other Investment Companies - 0.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.22%[10]	30,200	30,200
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.29%[10]	45,300	45,300

Total Other Investment Companies		75,500

Total Short-Term Investments (Cost $7,238,507)		7,238,507
Total Investments - 100.7% (Cost $133,195,783)		128,298,589
Derivatives - 0.0%#,11		30,371
Other Assets, less Liabilities - (0.7)%		(984,520)
Net Assets - 100.0%		$127,344,440

*	Non-income producing security.
#	Less than 0.05%.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, the value of these securities amounted to $21,744,345 or 17.1% of net assets.
[2]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2024. Rate will reset at a future date.
[3]	Variable rate security. The rate shown is based on the latest available information as of January 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[4]	Some of these securities, amounting to $1,491,857 or 1.2% of net assets, were out on loan to various borrowers and are collateralized by cash. See below for more information.
[5]	Principal amount stated in Canadian Dollars (CAD).
[6]	Security is in default. Issuer has failed to make a timely payment of either principal or either interest or has failed to comply with some provision of the bond indenture.
[7]	Security's value was determined by using significant unobservable inputs.
[8]	Perpetuity Bond. The date shown represents the next call date.
[9]	Represents yield to maturity at January 31, 2024.
[10]	Yield shown represents the January 31, 2024, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
[11]	Includes Open Forward Foreign Currency Exchange Contracts. Please refer to the Open Forward Foreign Currency Exchange Contracts table for the details.

CMT	Constant Maturity Treasury
FHLMC	Freddie Mac
FNMA	Fannie Mae
GNMA	Ginnie Mae
REMICS	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

AMG Beutel Goodman Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
Open Forward Foreign Currency Exchange Contracts
Currency Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	Unrealized Appreciation
U.S. Dollar	1,520,537	Canadian Dollar	2,002,000	03/27/24	CIBC World Markets Corp.	$30,371
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes
Industrials	—	$24,248,755	$0	$24,248,755
Financials	—	16,629,468	—	16,629,468
Utilities	—	6,440,248	—	6,440,248
Mortgage-Backed Securities	—	4,259,070	—	4,259,070
Municipal Bonds†	—	417,214	—	417,214
U.S. Government and Agency Obligations†	—	66,900,343	—	66,900,343
Floating Rate Senior Loan Interests†	—	2,162,045	—	2,162,045
Common Stocks
Consumer Discretionary	—	—	2,939	2,939
Short-Term Investments
Commercial Paper	—	5,595,153	—	5,595,153
Joint Repurchase Agreements	—	1,567,854	—	1,567,854
Other Investment Companies	$75,500	—	—	75,500
Total Investments in Securities	$75,500	$128,220,150	$2,939	$128,298,589
Financial Derivative Instruments - Assets
Foreign Currency Exchange Contracts	—	$30,371	—	$30,371
Total Financial Derivative Instruments	—	$30,371	—	$30,371

†	All municipal bonds, U.S. government and agency obligations, and floating rate senior loan interests held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds, U.S. government and agency obligations, and floating rate senior loan interests by major industry or agency classification, please refer to the Fund's Schedule of Portfolio Investments.

AMG Beutel Goodman Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at January 31, 2024:
	Corporate Bond and Notes	Common Stock
Balance as of October 31, 2023	$0	$2,939
Accrued discounts (premiums)	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	—	—
Purchases	—	—
Sales	—	—
Transfers in to Level 3	—	—
Transfers out of Level 3	—	—
Balance as of January 31, 2024	$0	$2,939

Net change in unrealized appreciation/depreciation on investments still held at January 31, 2024	—	—
The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy as of January 31, 2024. The table below is not intended to be all-inclusive, but rather provides information on the significant Level 3 inputs as they relate to the Fund’s fair value measurements:
Quantitative Information about Level 3 Fair Value Measurements

	Fair Value as of January 31, 2024	Valuation Technique(s)	Unobservable Inputs	Range	Median	Impact to Valuation from an Increase in Input(a)
Common Stock	$2,939	Market Approach	EV/Sale Multiple	$17.98	N/A	Increase
			Comparable Peer Mark	$11.16	N/A	Increase

Corporate Bonds and Notes	0	Market Approach - Bid Price in open market	Discount Rate	100%	100%	Decrease
	$2,939

(a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at January 31, 2024, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$1,491,857	$1,567,854	—	$1,567,854
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.